REDEEMABLE NON-CONTROLLING INTERESTS (Details) - CNY (¥) ¥ in Thousands	1 Months Ended		5 Months Ended	12 Months Ended
	Dec. 31, 2020	Aug. 31, 2020	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Redeemable non-controlling interests , Number of shares
Opening balance as of January 1, 2020 (in shares)				1,000,849,000	924,245,000
Ending balance as of December 31, 2020 (in shares)	924,245,000		924,245,000		1,000,849,000
Redeemable non-controlling interests
Opening balance as of January 1, 2021				¥ 1,000,849
Net loss attributable to the redeemable non-controlling interests shareholders				(32,329)	¥ (56,766)
Accretion of redeemable non-controlling interest				88,419	133,370
Ending balance as of December 31, 2021				¥ 1,056,939	1,000,849
1 Pharmacy Technology
REDEEMABLE NON-CONTROLLING INTERESTS
Ordinary shares issued to private placement investors( as a percentage)	9.20%	9.20%
Total consideration	¥ 934,820	¥ 934,820
Annual Interest Rate {as a percentage)	6.00%	6.00%		6.00%
Total number of shares increased			66,318,885
Net loss attributable to the redeemable non-controlling interests shareholders				¥ 1,057,000
Redeemable non-controlling interests
Increase in Yao Wang's redeemable non-controlling interests due to issuance of common stock of 1 Pharmacy Technology	¥ 934,820	¥ 934,820
Net loss attributable to the redeemable non-controlling interests shareholders				32,173	56,766
Accretion of redeemable non-controlling interest				¥ 88,263	¥ 133,370